SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

                 AMERICAN GENERAL LIFE INSURANCE COMPANY
                        VARIABLE SEPARATE ACCOUNT
   Polaris Preferred Solution Variable Annuity Prospectus dated May 1, 2013

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                       FS VARIABLE SEPARATE ACCOUNT
 Polaris Preferred Solution Variable Annuity Prospectus dated on May 1, 2013
------------------------------------------------------------------------------

The following replaces the chart appearing under "What are the investment requirements if I elect the Extension?" in the MARKETLOCK INCOME PLUS EXTENSION Optional Living Benefit section of the prospectus for contracts issued between May 1, 2008 and April 30, 2009:

What are the investment requirements if I elect the Extension?

The Investment Requirements for the Extension are different from, and are more restrictive than, the investment requirements of your current MarketLock Income Plus feature. If you elect the Extension, you must allocate your assets in accordance with one of the following options:


Option 1   Up to 50% in one or more of the following:
               American Funds Asset Allocation SAST
               Asset Allocation
               Balanced
               Franklin Income Securities Fund
               Managed Allocation Balanced
               Managed Allocation Moderate
               Managed Allocation Moderate Growth
               MFS Total Return

           Up to 100% in one or more of the following:
               SunAmerica Dynamic Allocation Portfolio
               SunAmerica Dynamic Strategy Portfolio
               Cash Management Portfolio


Option 2   25% SunAmerica Dynamic Allocation Portfolio and
           25% SunAmerica Dynamic Strategy Portfolio and
           50% in one of the following:
              Polaris Portfolio Allocator Models: Model 1, Model 2 or Model 3 or
              50%-50% Combination Models: Model 1, Model 2 or Model 3





Dated:  June 14, 2013

                Please keep this Supplement with your Prospectus